Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.16%
Aerospace & Defense–1.73%
L3Harris Technologies, Inc.	26,727	$6,640,858
Northrop Grumman Corp.	15,098	6,752,127
		13,392,985
Agricultural & Farm Machinery–1.42%
Deere & Co.	26,520	11,017,999
Application Software–5.86%
Atlassian Corp. PLC, Class A(b)	19,512	5,733,211
Datadog, Inc., Class A(b)	33,742	5,110,901
HubSpot, Inc.(b)	8,492	4,033,190
Intuit, Inc.	18,893	9,084,510
Synopsys, Inc.(b)	34,095	11,362,841
Trade Desk, Inc. (The), Class A(b)	63,855	4,421,959
Tyler Technologies, Inc.(b)	12,565	5,590,043
		45,336,655
Asset Management & Custody Banks–1.50%
Ameriprise Financial, Inc.	16,154	4,852,016
KKR & Co., Inc., Class A	115,077	6,728,552
		11,580,568
Automobile Manufacturers–1.93%
Tesla, Inc.(b)	13,835	14,908,596
Automotive Retail–1.00%
AutoZone, Inc.(b)	3,783	7,734,646
Biotechnology–0.39%
Alnylam Pharmaceuticals, Inc.(b)	18,638	3,043,399
Data Processing & Outsourced Services–1.54%
Mastercard, Inc., Class A(c)	33,308	11,903,613
Diversified Metals & Mining–0.47%
Teck Resources Ltd., Class B (Canada)	89,345	3,608,645
Electrical Components & Equipment–0.96%
Generac Holdings, Inc.(b)	25,113	7,465,090
Environmental & Facilities Services–1.20%
Waste Connections, Inc.	66,266	9,257,360
Fertilizers & Agricultural Chemicals–0.61%
CF Industries Holdings, Inc.	46,016	4,742,409
Financial Exchanges & Data–1.40%
MSCI, Inc.	7,833	3,939,059
S&P Global, Inc.	16,775	6,880,770
		10,819,829
Food Distributors–0.46%
Sysco Corp.(c)	43,332	3,538,058
General Merchandise Stores–1.30%
Dollar Tree, Inc.(b)	30,506	4,885,536
Target Corp.	24,448	5,188,354
		10,073,890
Shares		Value
Health Care Equipment–2.48%
DexCom, Inc.(b)	10,210	$5,223,436
Edwards Lifesciences Corp.(b)	38,562	4,539,518
IDEXX Laboratories, Inc.(b)	9,629	5,267,641
Intuitive Surgical, Inc.(b)	13,828	4,171,631
		19,202,226
Health Care Facilities–1.33%
HCA Healthcare, Inc.	41,174	10,319,028
Home Improvement Retail–0.35%
Home Depot, Inc. (The)	8,992	2,691,575
Hotels, Resorts & Cruise Lines–2.47%
Airbnb, Inc., Class A(b)	39,622	6,805,475
Marriott International, Inc., Class A(b)	69,861	12,278,071
		19,083,546
Hypermarkets & Super Centers–1.25%
Costco Wholesale Corp.	16,788	9,667,370
Industrial Gases–0.63%
Linde PLC (United Kingdom)	15,324	4,894,945
Industrial REITs–0.80%
Prologis, Inc.	38,314	6,186,945
Interactive Media & Services–8.04%
Alphabet, Inc., Class C(b)	22,279	62,225,024
Internet & Direct Marketing Retail–5.50%
Amazon.com, Inc.(b)	13,064	42,587,987
Internet Services & Infrastructure–0.70%
MongoDB, Inc.(b)(c)	12,154	5,391,393
Investment Banking & Brokerage–0.43%
Charles Schwab Corp. (The)	39,756	3,351,828
IT Consulting & Other Services–1.35%
Accenture PLC, Class A	31,008	10,456,828
Life Sciences Tools & Services–3.70%
Danaher Corp.	56,200	16,485,146
Thermo Fisher Scientific, Inc.	12,934	7,639,467
West Pharmaceutical Services, Inc.	11,013	4,523,149
		28,647,762
Managed Health Care–4.26%
Anthem, Inc.	19,232	9,447,143
UnitedHealth Group, Inc.	46,090	23,504,517
		32,951,660
Movies & Entertainment–0.98%
Live Nation Entertainment, Inc.(b)	64,268	7,560,488
Oil & Gas Equipment & Services–0.24%
Halliburton Co.	49,897	1,889,599
Oil & Gas Exploration & Production–1.28%
Pioneer Natural Resources Co.	39,512	9,879,185

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Shares		Value
Oil & Gas Storage & Transportation–1.29%
Cheniere Energy, Inc.	72,014	$9,984,741
Pharmaceuticals–1.47%
Catalent, Inc.(b)	32,403	3,593,493
Eli Lilly and Co.	27,057	7,748,313
		11,341,806
Property & Casualty Insurance–0.46%
Chubb Ltd.	16,643	3,559,938
Railroads–0.96%
Union Pacific Corp.	27,159	7,420,110
Regional Banks–1.08%
SVB Financial Group(b)	15,001	8,392,309
Restaurants–0.71%
Chipotle Mexican Grill, Inc.(b)	3,453	5,462,750
Semiconductor Equipment–1.02%
ASML Holding N.V., New York Shares (Netherlands)	11,827	7,899,608
Semiconductors–8.30%
Advanced Micro Devices, Inc.(b)	84,269	9,213,973
Marvell Technology, Inc.	144,237	10,343,235
Monolithic Power Systems, Inc.	26,351	12,798,154
NVIDIA Corp.	109,766	29,950,751
QUALCOMM, Inc.	12,698	1,940,508
		64,246,621
Specialized REITs–0.99%
Extra Space Storage, Inc.	37,432	7,696,019
Specialty Chemicals–0.80%
Albemarle Corp.	27,864	6,162,124
Systems Software–13.15%
Crowdstrike Holdings, Inc., Class A(b)	17,103	3,883,749
Microsoft Corp.	244,799	75,473,980
Palo Alto Networks, Inc.(b)	18,641	11,604,209
Shares		Value
Systems Software–(continued)
ServiceNow, Inc.(b)	19,374	$10,789,187
		101,751,125
Technology Hardware, Storage & Peripherals–8.74%
Apple, Inc.	387,526	67,665,915
Trading Companies & Distributors–0.79%
United Rentals, Inc.(b)	17,206	6,111,743
Trucking–0.84%
Old Dominion Freight Line, Inc.	21,841	6,523,470
Total Common Stocks & Other Equity Interests (Cost $500,127,237)		759,629,410
Money Market Funds–1.25%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	3,384,527	3,384,527
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	2,417,140	2,416,415
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	3,868,031	3,868,031
Total Money Market Funds (Cost $9,669,056)		9,668,973
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.41% (Cost $509,796,293)		769,298,383
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.52%
Invesco Private Government Fund, 0.31%(d)(e)(f)	3,522,622	3,522,622
Invesco Private Prime Fund, 0.34%(d)(e)(f)	8,220,272	8,219,450
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,741,425)		11,742,072
TOTAL INVESTMENTS IN SECURITIES–100.93% (Cost $521,537,718)		781,040,455
OTHER ASSETS LESS LIABILITIES—(0.93)%		(7,206,518)
NET ASSETS–100.00%		$773,833,937
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,798,976	$23,517,576	$(23,932,025)	$-	$-	$3,384,527	$539
Invesco Liquid Assets Portfolio, Institutional Class	2,713,552	16,798,268	(17,093,830)	(82)	(1,493)	2,416,415	261
Invesco Treasury Portfolio, Institutional Class	4,341,686	26,877,229	(27,350,884)	-	-	3,868,031	295
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$3,524,564	$(1,942)	$-	$-	$3,522,622	$193*
Invesco Private Prime Fund	-	8,223,336	(3,886)	-	0	8,219,450	489*
Total	$10,854,214	$78,940,973	$(68,382,567)	$(82)	$(1,493)	$21,411,045	$1,777

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$759,629,410	$—	$—	$759,629,410
Money Market Funds	9,668,973	11,742,072	—	21,411,045
Total Investments	$769,298,383	$11,742,072	$—	$781,040,455
Invesco V.I. Capital Appreciation Fund